29. Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Of Financial Assets And Liabilities
Schedule of fair value of financial assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	531	-	-	531
Foreign currency derivatives	-	-	-	-
Balance at June 30, 2020	531	-	-	531
Balance at December 31, 2019	882	58	−	940

Liabilities
Foreign currency derivatives	-	(581)	-	(581)
Commodity derivatives	(211)	(38)	-	(249)
Interest rate derivatives	−	(1)	-	(1)
Balance at June 30, 2020	(211)	(620)	-	(831)
Balance at December 31, 2019	(28)	(110)	−	(138)